Accrued Expenses (Details) - Schedule of Accrued Expenses - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses [Abstract]
Sponsorship agreements	$ 691,194	$ 608,818
Accrued credit card charges	5,526	7,275
Series A Stock dividends	71,866	41,867
Legal and professional	48,081	125,704
Deferred offering costs	26,524
Other accrued expenses	4,410	27,059
Total	$ 847,601	$ 810,723